Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As discussed in the CD&A above, our executive compensation programs are intended to align pay and performance by using an annual incentive bonus plan that is weighted heavily on achieving financial performance goals. The following table sets forth additional information concerning the compensation of our Principal Executive Officer ("PEO") and other NEOs ("Non-PEO NEOs") for each of the fiscal years ending December 31, 2023, 2022, 2021 and 2020 in accordance with SEC regulations.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (Loss)	Return on Average Equity(5)
							(in thousands)
2023	$9,916,144	$9,591,459	$2,431,860	$2,061,321	$113.40	$159.64	$211,894	6%
2022	$11,859,573	$14,726,348	$2,570,956	$4,378,002	$167.72	$154.15	$1,124,868	62%
2021	$8,955,930	$9,391,041	$2,499,800	$2,931,627	$98.30	$106.04	$(259,225)	27%
2020	$5,327,544	$1,109,834	$1,698,645	$303,066	$53.10	$63.60	$(83,413)	4%

(1)
Amounts represent the total compensation reported for our CEO, Mr. Allison, in the Summary Compensation Table for the fiscal years ended December 31, 2023, 2022 and 2021. Mr. Allison served as the CEO for each of the years presented.
(2)
Amounts include (i) the Summary Compensation Table total compensation for the applicable fiscal year, less (ii) the aggregate grant date fair value of stock awards granted during that year (as reported in the “Stock Awards” column of the Summary Compensation Table for the year), plus (iii) the adjusted value of the stock awards over the years reported in the table as described in more detail in the reconciliation tables below. None of our NEOs were granted options or held any outstanding options during any of the years covered by the table.
(3)
Amounts represent the total average compensation for our NEOs, other than our CEO, which were Mr. Burns, Mr. Harrison, David J. Terry (who resigned in 2022) and Mr. Presley for years 2020 and 2021 and Mr. Burns, Mr. Harrison, David J. Terry, Patrick H. McGough, and Mr. Presley in 2022. Our 2023 NEOs, other than our CEO, were Mr. Burns, Mr. Harrison, Mr. Newell and Mr. Presley.
(4)
Reflects total shareholder return of the SPDR S&P Oil and Gas Exploration and Production ETF ("XOP"), weighted according to market capitalization at the beginning of each period for which a return is reported. For the Company and XOP, the amount reported represents cumulative total shareholder return on a fixed investment of $100 in the Company's common stock or XOP, as applicable, for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends.
(5)
Return on average equity, which we conclude to be a key metric in our annual incentive plan, was calculated by dividing adjusted net income available to common stockholders by average stockholders' equity for each year presented. See calculation in the table below:

	2023	2022	2021	2020
	($ in thousands)
Net income (loss) available to common stockholders	$211,894	$1,124,868	$(259,225)	$(83,413)
Unrealized (gain) loss from derivative financial instruments	(107,311)	(200,193)	140,934	124,545
Loss on early retirement of debt	—	46,840	352,599	861
(Gain) loss on sale of assets	(125)	(340)	162,077	(17)
Non-cash amortization from adjusting debt assumed in acquisition to fair value	—	4,174	12,621	22,112
Exploration expense	1,775	8,287	—	—
Non-cash accretion from adjusting preferred stock issued in acquisition to fair value	—	—	—	5,417
Impairment of unevaluated natural gas and oil properties	—	—	—	27
Adjustment to (provision for) benefit from income taxes	26,450	39,011	(106,000)	(19,930)
Adjusted net income available to common stockholders	$132,683	$1,022,647	$303,006	$49,602
Average stockholders' equity	$2,318,364	$1,645,547	$1,139,776	$1,204,898
Return on average equity	6%	62%	27%	4%

The following table reconciles the amounts in the "Compensation Actually Paid to PEO" from the table above to the Summary Compensation Table Total for the PEO.

Year	Summary Compensation Table Total for PEO	Grant Date Fair Value of Stock Awards(1)	Value of Stock Awards Granted During the Year(2)	Increase (Decrease) in Value of Unvested Stock Awards Granted in Prior Years(2)	Increase (Decrease) in Value from Prior Year Stock Awards That Vested During the Year(2)	Dividends	Compensation Actually Paid to PEO
2023	$9,916,144	$(4,517,889)	$3,629,007	$661,045	$(255,822)	$158,974	$9,591,459
2022	$11,859,573	$(5,912,168)	$4,324,309	—	$4,427,457	$27,177	$14,726,348
2021	$8,955,930	—	—	$231,330	$203,781	—	$9,391,041
2020	$5,327,544	—	—	$(3,965,295)	$(252,415)	—	$1,109,834

(1)
Amount represents grant date fair value of the restricted stock and PSU grants to our CEO as reported in the "Stock Awards" column in the Summary Compensation Table on page 30 and the corresponding table in the proxy statement for earlier years.
(2)
Value is based on the change in our stock price between the beginning of the fiscal year (or the grant date in the case of awards granted during the year) and the end of the fiscal year (or the vesting date in the case of awards that vested during the year).

The following table reconciles the amounts in the "Average Compensation Actually Paid to Non-PEO NEOs" from the table above to the Average Summary Compensation Table Total for Non-PEO NEOs.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Grant Date Fair Value of Stock Awards(1)	Average Value of Stock Awards Granted During the Year(2)	Average Increase (Decrease) in Value of Unvested Stock Awards Granted in Prior Years(2)	Average Increase (Decrease) in Value from Prior Year Stock Awards That Vested During the Year(2)	Average Dividends	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,431,860	$(1,265,146)	$994,781	$(87,347)	$(58,357)	$45,530	$2,061,321
2022	$2,570,956	$(1,341,843)	$943,124	$679,890	$1,516,779	$9,096	$4,378,002
2021	$2,499,800	$(482,145)	$665,299	$169,944	$78,729	—	$2,931,627
2020	$1,698,645	$(490,979)	$357,751	$(1,186,819)	$(75,532)	—	$303,066

(1)
Amounts represent average grant date fair value of the restricted stock and PSU grants to our Non-PEO NEOs as reported in the "Stock Awards" column in the Summary Compensation Table on page 30 and the corresponding table in the proxy statement for earlier years.
(2)
Value is based on the change in our stock price between the beginning of the fiscal year (or the grant date in the case of awards granted during the year) and the end of the fiscal year (or the vesting date in the case of awards that vested during the year).

Company Selected Measure Name	Return on average equity
Named Executive Officers, Footnote
(1)
Amounts represent the total compensation reported for our CEO, Mr. Allison, in the Summary Compensation Table for the fiscal years ended December 31, 2023, 2022 and 2021. Mr. Allison served as the CEO for each of the years presented.

Peer Group Issuers, Footnote
(4)
Reflects total shareholder return of the SPDR S&P Oil and Gas Exploration and Production ETF ("XOP"), weighted according to market capitalization at the beginning of each period for which a return is reported. For the Company and XOP, the amount reported represents cumulative total shareholder return on a fixed investment of $100 in the Company's common stock or XOP, as applicable, for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends.

PEO Total Compensation Amount	$ 9,916,144	$ 11,859,573	$ 8,955,930	$ 5,327,544
PEO Actually Paid Compensation Amount	$ 9,591,459	14,726,348	9,391,041	1,109,834
Adjustment To PEO Compensation, Footnote

The following table reconciles the amounts in the "Compensation Actually Paid to PEO" from the table above to the Summary Compensation Table Total for the PEO.

Year	Summary Compensation Table Total for PEO	Grant Date Fair Value of Stock Awards(1)	Value of Stock Awards Granted During the Year(2)	Increase (Decrease) in Value of Unvested Stock Awards Granted in Prior Years(2)	Increase (Decrease) in Value from Prior Year Stock Awards That Vested During the Year(2)	Dividends	Compensation Actually Paid to PEO
2023	$9,916,144	$(4,517,889)	$3,629,007	$661,045	$(255,822)	$158,974	$9,591,459
2022	$11,859,573	$(5,912,168)	$4,324,309	—	$4,427,457	$27,177	$14,726,348
2021	$8,955,930	—	—	$231,330	$203,781	—	$9,391,041
2020	$5,327,544	—	—	$(3,965,295)	$(252,415)	—	$1,109,834

(1)
Amount represents grant date fair value of the restricted stock and PSU grants to our CEO as reported in the "Stock Awards" column in the Summary Compensation Table on page 30 and the corresponding table in the proxy statement for earlier years.
(2)
Value is based on the change in our stock price between the beginning of the fiscal year (or the grant date in the case of awards granted during the year) and the end of the fiscal year (or the vesting date in the case of awards that vested during the year).

Non-PEO NEO Average Total Compensation Amount	$ 2,431,860	2,570,956	2,499,800	1,698,645
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,061,321	4,378,002	2,931,627	303,066
Adjustment to Non-PEO NEO Compensation Footnote

The following table reconciles the amounts in the "Average Compensation Actually Paid to Non-PEO NEOs" from the table above to the Average Summary Compensation Table Total for Non-PEO NEOs.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Grant Date Fair Value of Stock Awards(1)	Average Value of Stock Awards Granted During the Year(2)	Average Increase (Decrease) in Value of Unvested Stock Awards Granted in Prior Years(2)	Average Increase (Decrease) in Value from Prior Year Stock Awards That Vested During the Year(2)	Average Dividends	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,431,860	$(1,265,146)	$994,781	$(87,347)	$(58,357)	$45,530	$2,061,321
2022	$2,570,956	$(1,341,843)	$943,124	$679,890	$1,516,779	$9,096	$4,378,002
2021	$2,499,800	$(482,145)	$665,299	$169,944	$78,729	—	$2,931,627
2020	$1,698,645	$(490,979)	$357,751	$(1,186,819)	$(75,532)	—	$303,066

(1)
Amounts represent average grant date fair value of the restricted stock and PSU grants to our Non-PEO NEOs as reported in the "Stock Awards" column in the Summary Compensation Table on page 30 and the corresponding table in the proxy statement for earlier years.
(2)
Value is based on the change in our stock price between the beginning of the fiscal year (or the grant date in the case of awards granted during the year) and the end of the fiscal year (or the vesting date in the case of awards that vested during the year).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following table identifies the most important performance measures used to link compensation actually paid to our NEOs to company performance. The role of each of these performance measures on our NEOs' compensation is discussed in the CD&A on page 25.

Performance Measures
Return on Average Equity	Leverage Maintenance	Full Cycle Return
EBITDAX	Well Cost Efficiency	Reserve Replacement

Total Shareholder Return Amount	$ 113.40	167.72	98.30	53.10
Peer Group Total Shareholder Return Amount	159.64	154.15	106.04	63.60
Net Income (Loss)	$ 211,894,000	$ 1,124,868,000	$ (259,225,000)	$ (83,413,000)
Company Selected Measure Amount	0.06	0.62	0.27	0.04
PEO Name	Mr. Allison	Mr. Allison	Mr. Allison	Mr. Allison
Additional 402(v) Disclosure
(2)
Amounts include (i) the Summary Compensation Table total compensation for the applicable fiscal year, less (ii) the aggregate grant date fair value of stock awards granted during that year (as reported in the “Stock Awards” column of the Summary Compensation Table for the year), plus (iii) the adjusted value of the stock awards over the years reported in the table as described in more detail in the reconciliation tables below. None of our NEOs were granted options or held any outstanding options during any of the years covered by the table.
(3)
Amounts represent the total average compensation for our NEOs, other than our CEO, which were Mr. Burns, Mr. Harrison, David J. Terry (who resigned in 2022) and Mr. Presley for years 2020 and 2021 and Mr. Burns, Mr. Harrison, David J. Terry, Patrick H. McGough, and Mr. Presley in 2022. Our 2023 NEOs, other than our CEO, were Mr. Burns, Mr. Harrison, Mr. Newell and Mr. Presley.
(5)
Return on average equity, which we conclude to be a key metric in our annual incentive plan, was calculated by dividing adjusted net income available to common stockholders by average stockholders' equity for each year presented. See calculation in the table below:

	2023	2022	2021	2020
	($ in thousands)
Net income (loss) available to common stockholders	$211,894	$1,124,868	$(259,225)	$(83,413)
Unrealized (gain) loss from derivative financial instruments	(107,311)	(200,193)	140,934	124,545
Loss on early retirement of debt	—	46,840	352,599	861
(Gain) loss on sale of assets	(125)	(340)	162,077	(17)
Non-cash amortization from adjusting debt assumed in acquisition to fair value	—	4,174	12,621	22,112
Exploration expense	1,775	8,287	—	—
Non-cash accretion from adjusting preferred stock issued in acquisition to fair value	—	—	—	5,417
Impairment of unevaluated natural gas and oil properties	—	—	—	27
Adjustment to (provision for) benefit from income taxes	26,450	39,011	(106,000)	(19,930)
Adjusted net income available to common stockholders	$132,683	$1,022,647	$303,006	$49,602
Average stockholders' equity	$2,318,364	$1,645,547	$1,139,776	$1,204,898
Return on average equity	6%	62%	27%	4%

Non-Peo Name	Mr. Burns, Mr. Harrison, Mr. Newell and Mr. Presley	Mr. Burns, Mr. Harrison, David J. Terry, Patrick H. McGough, and Mr. Presley	Mr. Presley	Mr. Presley
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 2
Pay vs Performance Disclosure
Name	Leverage Maintenance
Measure:: 3
Pay vs Performance Disclosure
Name	Full Cycle Return
Measure:: 4
Pay vs Performance Disclosure
Name	EBITDAX
Measure:: 5
Pay vs Performance Disclosure
Name	Well Cost Efficiency
Measure:: 6
Pay vs Performance Disclosure
Name	Reserve Replacement
PEO | Grant Date Fair Value of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,517,889)	$ (5,912,168)	$ 0	$ 0
PEO | Fair Value of Stock Awards Granted During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,629,007	4,324,309	0	0
PEO | Increase (Decrease) in Value of Unvested Stock Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	661,045	0	231,330	(3,965,295)
PEO | Increase (Decrease) in Value from Prior Year Stock Awards That Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(255,822)	4,427,457	203,781	(252,415)
PEO | Dividends
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,974	27,177	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,265,146)	(1,341,843)	(482,145)	(490,979)
Non-PEO NEO | Fair Value of Stock Awards Granted During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	994,781	943,124	665,299	357,751
Non-PEO NEO | Increase (Decrease) in Value of Unvested Stock Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,347)	679,890	169,944	(1,186,819)
Non-PEO NEO | Increase (Decrease) in Value from Prior Year Stock Awards That Vested During the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,357)	1,516,779	78,729	(75,532)
Non-PEO NEO | Dividends
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,530	$ 9,096	$ 0	$ 0